Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES

Note 4 — Accrued Liabilities

Accrued liabilities consist of the following:

	As of June 30, 2023	As of December 31, 2022
Lab services & supplies	$—	$160,482
Professional fees	442,719	167,386
Other	55,658	—
Total accrued liabilities	$498,377	$327,868

Note 6 — Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2022	2021
Lab services & supplies	$160,482	$6,080
Professional fees	167,386	73,090
Interest	—	112,932
Other	—	3,918
Total accrued liabilities	$327,868	$196,020